BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICY INFORMATION - Revenue and expense recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Renewable Credits | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 244	$ 259	$ 181